Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	100,000.0	100,000.0
Preferred Stock, shares issued (in shares)	0	0
Preferred Stock, shares outstanding (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	3,200,000,000	3,200,000,000
Common Stock, shares issued (in shares)	1,705,000,000	1,699,000,000
Common Stock, shares outstanding (in shares)	1,061,000,000	1,101,000,000
Treasury Stock, shares (in shares)	643,000,000	597,000,000
Shares held in trust: 1 share at December 31, 2016 and 2015 (in shares)	1,000,000	1,000,000